Note 4 - Private Placement	11 Months Ended
Dec. 05, 2018
Notes to Financial Statements
Private Placement [Text Block]
Note
4
 — Private Placement

Concurrently with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of
11,100,000
Private Placement Warrants at
$1.00
per Private Placement Warrant, generating gross proceeds of
$11.1
million in the aggregate, in a Private Placement. Each Private Placement Warrant is exercisable to purchase one
share of common stock at
$11.50
per share. A portion of the proceeds from the sale of the Private Placement Warrants were added to the proceeds from the Initial Public Offering to be held in the Trust Account. If Industrea did not
complete a Business Combination within the Combination Period, the Private Placement Warrants would have expired worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Sponsor and Industrea’s officers and directors have agreed, subject to limited exceptions, not
to transfer, assign or sell any of their Private Placement Warrants until
January 5, 2019.